Share warrant obligation (Details)	Aug. 26, 2021 $ / shares shares
Share warrant obligation
Number of warrants converted	20,249,993
Public Warrants
Share warrant obligation
Number of warrants converted	13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted	6,750,000
Kismet Acquisition One Corp
Share warrant obligation
Number of shares entitled per warrant	1
Warrants price | $ / shares	$ 11.50
Number of warrants converted	20,250,000
Kismet Acquisition One Corp | Public Warrants
Share warrant obligation
Number of warrants converted	13,499,993
Kismet Acquisition One Corp | Private Warrants
Share warrant obligation
Number of warrants converted	6,750,000